DERIVATIVE FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 10—DERIVATIVE FINANCIAL INSTRUMENTS

The Company had variable rate debt outstanding which was subject to interest rate risk based on volatility in underlying interest rates. In April 2013, the Company entered into a pay fixed, receive variable interest rate swap, with an aggregate notional amount of $125.0 million, which the Company designated as a cash flow hedge. The derivative contract matured in April 2016. The change in value and amounts reclassified to interest expense during the nine months ended September 30, 2016 were nominal. There was no activity during the nine months ended September 30, 2017.

Changes in the fair values of the Company’s derivative instruments are presented on a net basis in the accompanying consolidated statements of operations. Changes in the fair value of the Company’s interest rate swap derivative instruments are as follows:

For the Nine Months Ended
Derivatives designated as cash flow hedges	September 30, 2016
(in thousands)
Beginning fair value of interest rate swap derivative instruments	$(7)
Amount of unrealized losses recognized in OCI	(106)
Amount of gains reclassified from AOCI to earnings (effective portion)	113
Net change in fair value of interest rate swap derivative instruments	7
Ending fair value of interest rate swap derivative instruments	$—

NOTE 10—DERIVATIVE FINANCIAL INSTRUMENTS

The Company had variable rate debt outstanding which is subject to interest rate risk based on volatility in underlying interest rates. In April 2013, the Company entered into a pay fixed, receive variable interest rate swap, with an aggregate notional amount of $125.0 million, which the Company designated as a cash flow hedge. The derivative contract matured in April 2016. The change in value and amounts reclassified to interest expense during years ended December 31, 2015 and 2016, are nominal. The fair value measurement of the interest rate swap agreement was based on Level 2 inputs. See Note 11—Fair Value Measurement for further discussion.The table below summarizes the fair value and classification of the Company’s derivative instruments:

		As of
		December 31,
Classification	Balance Sheet Location	2016	2015
		(in thousands)
Liabilities:
Current liability	Accrued expenses and other current liabilities	$—	$7
Long-term liability	Other long-term liabilities	—	—
Total liabilities		$—	$7

Changes in the fair values of the Company’s derivative instruments are presented on a net basis in the accompanying consolidated statements of operations. Changes in the fair value of the Company’s interest rate swap derivative instruments are as follows:

	Year Ended
	December 31,
Derivatives designated as cash flow hedges	2016	2015
	(in thousands)
Beginning fair value of interest rate swap derivative instruments	$(7)	$(68)
Amount of unrealized losses recognized in OCI	(106)	(277)
Amount of gains reclassified from AOCI to earnings (effective portion)	113	338
Net change in fair value of interest rate swap derivative instruments	7	61
Ending fair value of interest rate swap derivative instruments	$—	$(7)